Called up share capital and other equity instruments - Aggregate options outstanding under these plans (Details)	Dec. 31, 2025 shares £ / shares	Dec. 31, 2024 shares £ / shares	Dec. 31, 2023 shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of HSBC Holdings ordinary shares (in shares) | shares	58,902,349	75,335,399	83,994,000
Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in GBP per share)	£ 2.627	£ 2.6270
Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in GBP per share)	£ 7.611	£ 5.4490